Statement of cash flows - Schedule of Reconciliation of Profit Before Tax to Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash Flow Statement [Abstract]
Profit before tax	£ 1,734	£ 1,473	£ 1,312
Disposals and other non-operating items	(11)	40	11
Net finance costs	(182)	(195)	(174)
Operating profit	1,905	1,708	1,497
Operating profit	1,905	1,708	1,497
Share of results of joint ventures	(37)	(37)	(64)
Amortisation of acquired intangible assets	313	342	292
Amortisation of internally developed intangible assets	203	189	157
Depreciation of property, plant and equipment	69	68	71
Share based remuneration	39	38	34
Total non-cash items	624	637	554
Decrease/(increase) in inventories and pre-publication costs	2	(24)	(17)
Decrease/(increase) in receivables	35	(146)	(150)
(Decrease)/increase in payables	(84)	98	62
Increase in working capital	(47)	(72)	(105)
Cash generated from operations	£ 2,445	£ 2,236	£ 1,882